Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income (loss)		$ 2,098,625	$ 3,147,845	$ (721,158)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		2,580,037	2,480,578	2,389,807
Net (recoveries) charges related to Ukraine Conflict		(194,750)	(1,269,471)	2,922,350
Asset impairment		49,766	86,855	96,591
Amortization of debt issuance costs, debt discount, debt premium and lease premium		223,649	253,003	338,032
Maintenance rights write-off	[1]	342,933	328,239	389,852
Maintenance liability release to income		(163,405)	(203,440)	(203,490)
Net gain on sale of assets		(651,142)	(489,620)	(228,930)
Deferred tax expense (benefit)		250,504	280,069	(9,586)
Share-based compensation		111,140	97,058	102,848
Collections of finance leases		367,173	407,204	630,427
(Gain) loss on investments at fair value		(5,238)	(2,334)	17,676
Loss (gain) on debt extinguishment		13,450	4,097	(2,041)
Other		165,357	(7,392)	(161,933)
Changes in operating assets and liabilities:
Trade receivables		5,852	56,442	39,162
Other assets		241,143	(128,459)	113,374
Accounts payable, accrued expenses and other liabilities		1,549	220,761	(542,019)
Net cash provided by operating activities		5,436,643	5,261,435	5,170,962
Purchase of flight equipment		(5,062,507)	(4,662,680)	(3,480,074)
Proceeds from sale or disposal of assets		2,674,974	2,121,507	1,635,777
Prepayments on flight equipment		(1,553,851)	(1,569,706)	(391,498)
Cash proceeds from insurance claim settlements		172,000	1,254,400	0
Net proceeds from (issuances of) loans receivable		72,458	(300,329)	52,682
Other		(27,281)	(26,160)	22,614
Net cash used in investing activities		(3,724,207)	(3,182,968)	(2,160,499)
Issuance of debt		7,641,379	6,550,992	467,996
Repayment of debt		(8,799,950)	(6,568,370)	(4,230,082)
Debt issuance and extinguishment costs paid, net of debt premium received		(106,512)	(85,408)	379
Maintenance payments received		920,932	817,229	779,824
Maintenance payments returned		(248,017)	(201,474)	(245,294)
Security deposits received		344,816	480,950	332,822
Security deposits returned		(224,846)	(256,015)	(245,084)
Redemption of non-controlling interest and dividends paid to non-controlling interest holders		0	(112,034)	(3,957)
Repurchase of shares and tax withholdings on share-based compensation		(1,520,320)	(2,637,589)	(17,419)
Dividends paid on ordinary shares		(139,991)	0	0
Net cash used in financing activities		(2,132,509)	(2,011,719)	(3,160,815)
Net (decrease) increase in cash, cash equivalents and restricted cash		(420,073)	66,748	(150,352)
Effect of exchange rate changes		(3,811)	1,948	(7,631)
Cash, cash equivalents and restricted cash at beginning of period		1,825,466	1,756,770	1,914,753
Cash, cash equivalents and restricted cash at end of period		1,401,582	1,825,466	1,756,770
Supplemental cash flow information:
Interest paid, net of amounts capitalized		1,806,214	1,650,319	1,565,163
Income taxes paid (refunded), net		$ 34,032	$ 23,219	$ (567)

[1]	Maintenance rights write-off consisted of the following:

End-of-lease (“EOL”) and Maintenance Reserve (“MR”) contract maintenance rights expense	144,726	207,552	$232,622
MR contract maintenance rights write-off offset by maintenance liability release	38,525	17,747	260,245
EOL contract maintenance rights write-off offset by EOL compensation received	159,682	102,940	191,478
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	—	—	(294,493)
Maintenance rights write-off	$342,933	$328,239	$389,852